Concentration and Risks - Schedule of Concentration Risk of Other Receivables from Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Other receivables	¥ 88,367	¥ 88,038	$ 13,867
Xiaomi Inc | Other Receivables | Credit Risk
Concentration Risk [Line Items]
Other receivables	¥ 88,367	¥ 88,038
Concentration risk, percentage	100.00%	100.00%